Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net loss	$ (612)	$ (1,992)	$ (1,807)	$ (2,608)	$ (5,603)
Less: Net loss attributable to non-controlling interest	(34)	(92)	(120)	(154)	(200)
Net loss attributable to the Company	(578)	(1,900)	(1,687)	(2,454)	(5,403)
Adjustments to reconcile net loss to net cash used in operating activities:
Net loss attributable to non-controlling interest		(92)	(120)	(154)	(200)
Non-cash equity compensation	15	0	46	61	3,185
Non-cash lease expense (Note 7)		802	781	1,243	1,050
Depreciation and amortization expense	13	39	56	69	112
Changes in:
Accounts receivable		0	(24)
Prepaid expenses and other current assets		0	11	10	(12)
Accounts payable and accrued expenses		170	172	277	137
Accrued legal settlement				0	(106)
Interest payable - related party		48	48	64	43
Net cash used in operating activities		(933)	(717)	(884)	(1,194)
Cash flows from investing activities
Software development costs and equipment expenditures		(9)	0	0	(60)
Net cash used in investing activities		(9)	0	0	(60)
Cash flows from financing activities
Proceeds from sales of common stock		1,608	977	1,056	1,205
Return of proceeds related to legal settlement				0	(1,258)
Returns of deposits on common stock subscriptions		(448)	0
Proceeds from note payable, related party				0	1,285
Proceeds from SBA loan		45		0
Net repayments against stockholder payable		(12)	(131)	(144)	(12)
Net cash provided by financing activities		1,193	846	912	1,220
Net increase (decrease) in cash and cash equivalents		251	129	28	(34)
Cash and cash equivalents, beginning of the year		94	66	66	100
Cash and cash equivalents, end of year	$ 195	345	195	94	66
Cash paid during the period for:
Interest		0	0	0	0
Income taxes		800	0	800	0
Non-cash Investing Activities
Accrual of software development costs		$ 182	$ 180	$ 244	$ 240